UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 08/31/2011

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2011 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 83.6%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,610	$2,858,498
County/City/Special District/School District — 24.4%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.63%, 11/01/34	6,285	6,951,273
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,816,251
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,610	1,736,079
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,010,080
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,791,789
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,530,198
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,091,870
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,590,801
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,045	3,385,675
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,486,374
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	6,010	6,814,198
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	2,894,554
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,512,882
7.00%, 3/01/34	5,000	5,479,500
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	2,886,822
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,358,550

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$5,315	$5,625,927
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,056,683
6.50%, 8/01/39	2,000	2,073,620
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,412,100
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	3,735	3,837,787
5.00%, 8/01/38	3,520	3,592,723
San Mateo Union High School District, GO, Election of 2006, Series A, 5.00%, 9/01/31	1,770	1,907,140
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,328,328
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,652,808
		95,824,012
Education — 3.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,681,650
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/30	750	832,470
Pittsburg Unified School District, COP, 6.00%, 9/01/29	9,100	9,100,000
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,764,800
		15,378,920
Health — 9.7%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	2,825	2,992,805

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2011	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB, Sutter Health Series A, 6.25%, 8/15/35	$2,080	$2,081,789
California Health Facilities Financing Authority, RB, Adventist Health System-West Series A, 5.75%, 9/01/39	4,650	4,769,784
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,890	2,041,616
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,283,900
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,691,409
Sutter Health, Series B, 6.00%, 8/15/42	9,650	10,397,296
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,570,956
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California:
6.25%, 11/15/19	500	539,150
6.63%, 11/15/24	650	705,965
7.00%, 11/15/29	500	539,355
7.25%, 11/15/41	1,250	1,339,062
		37,953,087
State — 3.9%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,897,100
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,598,436
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	1,725	1,872,660
		15,368,196
Transportation — 11.6%
City of San Jose California, RB, Series A 1, AMT:
5.75%, 3/01/34	2,000	2,050,000
6.25%, 3/01/34	2,450	2,616,331
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,239,790
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,600	1,677,104
Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,575	8,584,089
Subordinated and Passenger Facility Lease, SFO Fuel, Series A, AMT (AGC), 5.75%, 7/01/39	3,000	3,157,020

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Los Angeles Department of Airports, RB, Los Angeles International Airport:
Series A, 5.00%, 5/15/34	$8,500	$8,751,260
Series D, 5.00%, 5/15/30	1,000	1,059,260
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, AMT, 5.38%, 5/15/38	285	292,963
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (a)	3,215	3,877,161
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,549,214
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,663
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,880	3,229,891
		45,336,746
Utilities — 29.4%
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	7,187,954
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,391,750
Series A, (NPFGC), 5.00%, 6/01/32	4,000	4,122,320
Sub-Series A, 5.00%, 6/01/32	7,670	8,120,689
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	5,625	6,308,213
Cucamonga Valley County Water District, Water Revenue RB, 5.25%, 9/01/31 (b)	10,000	10,807,800
Los Angeles Department of Water & Power, RB:
Power System, Series A-2, 5.25%, 7/01/32	2,000	2,119,840
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,240	5,534,907
System Series A, 5.25%, 7/01/39 (b)	8,000	8,629,760
Metropolitan Water District of Southern California, GO, Refunding, Waterworks, Series A, 5.00%, 3/01/37	3,065	3,285,190
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/32	3,000	3,149,760
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,450	2,598,740
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (FGIC), 5.00%, 12/01/36	7,750	7,966,922

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2011	2

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	$4,000	$4,364,280
Senior Series A, 5.25%, 5/15/34	6,500	6,861,660
Series B, 5.75%, 8/01/35	5,000	5,496,000
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy Sub Series B, 5.00%, 11/01/41	8,470	8,882,489
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,245,148
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,184,120
		115,257,542
Total Municipal Bonds in California		327,977,001
Puerto Rico — 1.4%
State — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,461,200
Total Municipal Bonds – 85.0%		333,438,201

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)
California — 30.8%
Corporate — 1.4%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,499,087
County/City/Special District/School District — 13.5%
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	5,610	5,761,526
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	13,138,302
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,176,050
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,567,634
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	19,455,240
		53,098,752
State — 2.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,353,200

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
Transportation — 1.9%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$7,310	$7,512,048
Utilities — 11.3%
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	7,880	8,066,126
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,139,950
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	4,934,311
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	12,668,525
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	13,502,320
		44,311,232
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 30.8%		120,774,319
Total Long-Term Investments (Cost – $435,838,340) – 115.8%		454,212,520

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	15,106,707	15,106,707
Total Short-Term Securities (Cost – $15,106,707) – 3.9%		15,106,707
Total Investments (Cost - $450,945,047*) – 119.7%		469,319,227
Liabilities in Excess of Other Assets – (4.5)%		(17,644,160)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.2)%		(59,491,791)
Net Assets – 100.0%		$392,183,276

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2011	3

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$391,480,022
Gross unrealized appreciation	$18,667,622
Gross unrealized depreciation	(295,947)
Net unrealized appreciation	$18,371,675

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stone & Youngberg LLC	$10,807,800	$100
Citigroup Global Markets	$8,629,760	$19,200

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at August 31, 2011	Income
BIF California Municipal Money Fund	6,534,558	8,572,149	15,106,707	$26

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$454,212,520	—	$454,212,520
Short-Term Securities	$15,106,707	—	—	15,106,707
Total	$15,106,707	$454,212,520	—	$469,319,227

1 See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2011